Note 21 - Financial Instruments (Details Textual) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ 44,918	$ (10,882)
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		406
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	2,475
The Bond [Member] | Unsecured Debt [Member]
Long-Term Debt, Fair Value	$ 102,394	113,260
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Number of Vessels	4		5
Fair Value of Vessels at Reporting Period	$ 1,691		$ 30,500
Fair Value, Inputs, Level 2 [Member] | Note 11.B [Member]
Debt Instrument, Fair Value Disclosure, Total	600,416	789,687
Fair Value, Inputs, Level 2 [Member] | Note 11.A.19 [Member]
Debt Instrument, Fair Value Disclosure, Total	$ 116,311	$ 137,926